Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of estimated useful lives of property and equipment for current and comparative periods	6 Months Ended
Sep. 30, 2022
Buildings [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of estimated useful lives of property and equipment for current and comparative periods [Line Items]
Estimated useful lives	40 years
Bottom of range [member] | Property and equipment [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of estimated useful lives of property and equipment for current and comparative periods [Line Items]
Estimated useful lives	3 years
Bottom of range [member] | Fixtures and fittings [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of estimated useful lives of property and equipment for current and comparative periods [Line Items]
Estimated useful lives	5 years
Top of range [member] | Property and equipment [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of estimated useful lives of property and equipment for current and comparative periods [Line Items]
Estimated useful lives	15 years
Top of range [member] | Fixtures and fittings [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of estimated useful lives of property and equipment for current and comparative periods [Line Items]
Estimated useful lives	10 years